Investment Risks	Jan. 20, 2026
Tradr 2X Short AAL Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short AAL Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short AAL Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short AAL Daily ETF | Derivatives Risk [Member]
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Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if AAL has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if AAL reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short AAL Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short AAL Daily ETF | Inverse Correlation Risk [Member]
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Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when AAL rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of AAL may result in the total loss or almost total loss of an investor’s investment, even if AAL subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short AAL Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and AAL. Because the Fund includes an inverse multiplier of two times (-200%) AAL, a single day rise in AAL approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if AAL subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in AAL, even if AAL maintains a level below zero at all times.

Tradr 2X Short AAL Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short AAL Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of AAL for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as AAL volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) AAL volatility; (b) AAL performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — AAL volatility and AAL performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AAL volatility and AAL performance over a one-year period. Actual volatility, AAL and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of AAL and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of AAL. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year AAL	-200% One Year AAL	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of AAL’s volatility and AAL’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if AAL’s return were 20%, absent the effects of compounding. As the table shows, with AAL’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

AAL’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 45.5%. AAL’s highest volatility rate for any one calendar year during the five-year period was 56.4%. AAL’s annualized total return performance for the five-year period ended December 31, 2025 was 6.4%. Historical AAL volatility and performance are not indications of what AAL volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of AAL may differ from the volatility of AAL.

Tradr 2X Short AAL Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with AAL, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of AAL on such day.

In order to achieve a high degree of correlation with AAL, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to AAL may prevent the Fund from achieving a high degree of correlation with AAL and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by AAL’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when AAL is volatile, particularly when AAL is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with AAL, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with AAL. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to AAL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AAL. Any of these factors could decrease correlation between the performance of the Fund and AAL and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short AAL Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to AAL that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short AAL Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of AAL are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although AAL’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in AAL’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of AAL’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of AAL’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting AAL’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in AAL’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short AAL Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short AAL Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. AAL is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of AAL in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of AAL.

Tradr 2X Short AAL Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to AAL until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of AAL.

Tradr 2X Short AAL Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with AAL.

Tradr 2X Short AAL Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short AAL Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short AAL Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short AAL Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to AAL (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to AAL). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short AAL Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to AAL. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Tradr 2X Short AAL Daily ETF | Airline Companies Risk [Member]
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Airline Companies Risk. The Fund is subject to the airline companies risk due to its investment exposure to AAL. Airline companies may be adversely affected by a downturn in economic conditions. Due to the discretionary nature of business and leisure travel spending, coupled with the high debt and cost structure of the airline industry, a downturn in economic conditions of the U.S. economy and economies in other regions of the world that results in decreased demand for air travel may significantly and negatively affect the revenues and profitability of such industry. Airline companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of this industry, such companies may not be able to pass on increased fuel prices to customers by increasing fares. Airline companies may also be significantly affected by the imposition of tariffs and/or changes in labor relations, insurance costs, and the imposition by the United States or other countries of taxes, tariffs or regulations applicable to airline travel, aircraft manufacturing, or aircraft sales. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect companies in this industry. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline companies. Airline companies are subject to various risks that may cause significant losses, which include risks related to uncertainty in travel (due to global, regional or local events), passenger safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Tradr 2X Short AAL Daily ETF | Air Transportation Industry Risk [Member]
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Air Transportation Industry Risk. The Fund is subject to the air transportation industry risk due to its investment exposure to AAL. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Tradr 2X Short AAL Daily ETF | Aircraft and Aviation Industry Risk [Member]
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Aircraft and Aviation Industry Risk. The Fund is subject to the Aircraft and Aviation Industry risk due to its investment exposure to AAL. Economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent. Most of these circumstances either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms.

Tradr 2X Short AAL Daily ETF | Industrials Sector Risk [Member]
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Industrials Sector Risk. The Fund is subject to the industrials sector risk due to its investment exposure to AAL. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tradr 2X Short AAL Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short AAL Daily ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short AAL Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short AAL Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short AAL Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short AAL Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short AAL Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short AAL Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short AAL Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short AAL Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short AAL Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short ACHR Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short ACHR Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short ACHR Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short ACHR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if ACHR has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if ACHR reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short ACHR Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short ACHR Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when ACHR rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of ACHR may result in the total loss or almost total loss of an investor’s investment, even if ACHR subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short ACHR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and ACHR. Because the Fund includes an inverse multiplier of two times (-200%) ACHR, a single day rise in ACHR approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if ACHR subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in ACHR, even if ACHR maintains a level below zero at all times.

Tradr 2X Short ACHR Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short ACHR Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of ACHR for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as ACHR volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) ACHR volatility; (b) ACHR performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — ACHR volatility and ACHR performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of ACHR volatility and ACHR performance over a one-year period. Actual volatility, ACHR and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of ACHR and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of ACHR. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year ACHR	-200% One Year ACHR	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of ACHR’s volatility and ACHR’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if ACHR’s return were 20%, absent the effects of compounding. As the table shows, with ACHR’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

ACHR’s annualized historical volatility rate for the four-year period ended December 31, 2025 was 89.6%. ACHR’s highest volatility rate for any one calendar year during the four-year period was 94.6%. ACHR’s annualized total return performance for the four-year period ended December 31, 2025 was 5.1%. Historical ACHR volatility and performance are not indications of what ACHR volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of ACHR may differ from the volatility of ACHR.

Tradr 2X Short ACHR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with ACHR, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of ACHR on such day.

In order to achieve a high degree of correlation with ACHR, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to ACHR may prevent the Fund from achieving a high degree of correlation with ACHR and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by ACHR’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when ACHR is volatile, particularly when ACHR is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with ACHR, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with ACHR. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to ACHR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ACHR. Any of these factors could decrease correlation between the performance of the Fund and ACHR and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short ACHR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to ACHR that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short ACHR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of ACHR are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ACHR’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ACHR’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ACHR’s shares and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ACHR’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting ACHR’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in ACHR’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short ACHR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short ACHR Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
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Indirect Investment Risk. ACHR is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of ACHR in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of ACHR.

Tradr 2X Short ACHR Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to ACHR until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of ACHR.

Tradr 2X Short ACHR Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with ACHR.

Tradr 2X Short ACHR Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short ACHR Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short ACHR Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short ACHR Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to ACHR (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to ACHR). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short ACHR Daily ETF | Aerospace and Defense Companies Risk [Member]
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Risk [Text Block]

Aerospace and Defense Companies Risk. The Fund is subject to the aerospace and defense companies risk due to its investment exposure to ACHR. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Tradr 2X Short ACHR Daily ETF | Aircraft and Aviation Industry Risk [Member]
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Aircraft and Aviation Industry Risk. The Fund is subject to the Aircraft and Aviation Industry risk due to its investment exposure to ACHR. Economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent. Most of these circumstances either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms.

Tradr 2X Short ACHR Daily ETF | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Sector Risk. The Fund is subject to the industrials sector risk due to its investment exposure to ACHR. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tradr 2X Short ACHR Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short ACHR Daily ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to ACHR. Investing in mid-capitalization companies generally involves greater risks than investing in large-capitalization companies. Mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short ACHR Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short ACHR Daily ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short ACHR Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short ACHR Daily ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short ACHR Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short ACHR Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short ACHR Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short ACHR Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short ACHR Daily ETF | Cybersecurity Risk [Member]
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Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short ALAB Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short ALAB Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short ALAB Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short ALAB Daily ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if ALAB has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if ALAB reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short ALAB Daily ETF | Short Sale Exposure Risk [Member]
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Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short ALAB Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when ALAB rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of ALAB may result in the total loss or almost total loss of an investor’s investment, even if ALAB subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short ALAB Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and ALAB. Because the Fund includes an inverse multiplier of two times (-200%) ALAB, a single day rise in AAL approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if ALAB subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in ALAB, even if ALAB maintains a level below zero at all times.

Tradr 2X Short ALAB Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short ALAB Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of ALAB for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as ALAB volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) ALAB volatility; (b) ALAB performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — ALAB volatility and ALAB performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of ALAB volatility and ALAB performance over a one-year period. Actual volatility, ALAB and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of ALAB and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of ALAB. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year ALAB	-200% One Year ALAB	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of ALAB’s volatility and ALAB’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if ALAB’s return were 20%, absent the effects of compounding. As the table shows, with ALAB’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

ALAB’s annualized historical volatility rate for the one-year period ended December 31, 2025 was 92.0%. ALAB’s highest volatility rate for any one calendar year during the period was 92.0%. ALAB’s annualized total return performance for the one-year period ended December 31, 2025 was 23.7%. Historical ALAB volatility and performance are not indications of what ALAB volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of ALAB may differ from the volatility of ALAB.

Tradr 2X Short ALAB Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with ALAB, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of ALAB on such day.

In order to achieve a high degree of correlation with ALAB, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to ALAB may prevent the Fund from achieving a high degree of correlation with ALAB and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by ALAB’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when ALAB is volatile, particularly when ALAB is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with ALAB, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with ALAB. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to ALAB. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ALAB. Any of these factors could decrease correlation between the performance of the Fund and ALAB and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short ALAB Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to ALAB that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short ALAB Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of ALAB are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ALAB’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ALAB’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ALAB’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ALAB’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting ALAB’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in ALAB’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short ALAB Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short ALAB Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. ALAB is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of ALAB in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of ALAB.

Tradr 2X Short ALAB Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to ALAB until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of ALAB.

Tradr 2X Short ALAB Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with ALAB.

Tradr 2X Short ALAB Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short ALAB Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short ALAB Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short ALAB Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to ALAB (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to ALAB). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short ALAB Daily ETF | Semiconductor Industry Risk [Member]
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Semiconductor Industry Risk. The Fund is subject to Semiconductor Industry risk due to its investment exposure to ALAB. Competitive pressures may have a significant effect on the financial condition of companies in the Semiconductor Industry and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductor Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductor Industry have been and likely will continue to be extremely volatile.

Tradr 2X Short ALAB Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to ALAB. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short ALAB Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short ALAB Daily ETF | Large-Cap Company Risk [Member]
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Large-Cap Company Risk. The Fund is subject to the large-cap company risk due to its investment exposure to ALAB. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short ALAB Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short ALAB Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short ALAB Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short ALAB Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short ALAB Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short ALAB Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short ALAB Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short ALAB Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars, or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short ALAB Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short AMZN Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short AMZN Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short AMZN Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short AMZN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if AMZN has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if AMZN reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short AMZN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short AMZN Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when AMZN rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of AMZN may result in the total loss or almost total loss of an investor’s investment, even if AMZN subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short AMZN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and AMZN. Because the Fund includes an inverse multiplier of two times (-200%) AMZN, a single day rise in AMZN approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if AMZN subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in AMZN, even if AMZN maintains a level below zero at all times.

Tradr 2X Short AMZN Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short AMZN Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of AMZN for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as AMZN volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) AMZN volatility; (b) AMZN performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — AMZN volatility and AMZN performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AMZN volatility and AMZN performance over a one-year period. Actual volatility, AMZN and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of AMZN and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of AMZN. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year AMZN	-200% One Year AMZN	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of AMZN’s volatility and AMZN’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% returns on a yearly basis if AMZN’s return were 20%, absent the effects of compounding. As the table shows, with AMZN’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

AMZN’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 32.0%. AMZN’s highest volatility rate for any one calendar year during the five-year period was 50.2%. AMZN’s annualized total return performance for the five-year period was 39.2%. Historical AMZN volatility and performance are not indications of what AMZN volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of AMZN may differ from the volatility of AMZN.

Tradr 2X Short AMZN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with AMZN, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of AMZN on such day.

In order to achieve a high degree of correlation with AMZN, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to AMZN may prevent the Fund from achieving a high degree of correlation with AMZN and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by AMZN’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when AMZN is volatile, particularly when AMZN is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with AMZN, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with AMZN. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to AMZN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AMZN. Any of these factors could decrease correlation between the performance of the Fund and AMZN and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short AMZN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to AMZN that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short AMZN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of AMZN are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although AMZN’s and the Fund’s shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in AMZN’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of AMZN’s shares and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of AMZN’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting AMZN’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in AMZN’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short AMZN Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short AMZN Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. AMZN is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of AMZN in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of AMZN.

Tradr 2X Short AMZN Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to AMZN until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of AMZN.

Tradr 2X Short AMZN Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with AMZN.

Tradr 2X Short AMZN Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short AMZN Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short AMZN Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short AMZN Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to AMZN (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to AMZN). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short AMZN Daily ETF | Retail-Catalog and Mail-Order Houses Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Retail-Catalog and Mail-Order Houses Industry Risk. The Fund is subject to Retail-Catalog and Mail-Order Houses Industry risk due to its investment exposure to AMZN. Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Tradr 2X Short AMZN Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to AMZN. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short AMZN Daily ETF | Online Retail Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Online Retail Companies Risk. The Fund is subject to the online retail companies risk due to its investment exposure to AMZN. Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Tradr 2X Short AMZN Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to AMZN. The Fund may invest in companies in the consumer discretionary sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tradr 2X Short AMZN Daily ETF | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Staples Sector Risk. The Fund is subject to the consumer staples sector risk due to its investment exposure to AMZN. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions. Price competition among suppliers may also be very challenging, which can drive prices lower and impact returns.

Tradr 2X Short AMZN Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short AMZN Daily ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short AMZN Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short AMZN Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short AMZN Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short AMZN Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short AMZN Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short AMZN Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short AMZN Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short AMZN Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short AMZN Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short ANF Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short ANF Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short ANF Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short ANF Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if ANF has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if ANF reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short ANF Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short ANF Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when ANF rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of ANF may result in the total loss or almost total loss of an investor’s investment, even if ANF subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short ANF Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and ANF. Because the Fund includes an inverse multiplier of two times (-200%) ANF, a single day rise in ANF approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if ANF subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in ANF, even if ANF maintains a level below zero at all times.

Tradr 2X Short ANF Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short ANF Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of ANF for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as ANF volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) ANF volatility; (b) ANF performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — ANF volatility and ANF performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of ANF volatility and ANF performance over a one-year period. Actual volatility, ANF and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of ANF and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of ANF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year ANF	-200% One Year ANF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of ANF’s volatility and ANF’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if ANF’s return were 20%, absent the effects of compounding. As the table shows, with ANF’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

ANF’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 60.6%. ANF’s highest volatility rate for any one calendar year during the five-year period was 69.6%. ANF’s annualized total return performance for the five-year period ended December 31, 2025 was 75.0%. Historical ANF volatility and performance are not indications of what ANF volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of ANF may differ from the volatility of ANF.

Tradr 2X Short ANF Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with ANF, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of ANF on such day.

In order to achieve a high degree of correlation with ANF, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to ANF may prevent the Fund from achieving a high degree of correlation with ANF and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by ANF’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect-200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when ANF is volatile, particularly when ANF is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with ANF, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with ANF. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to ANF. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ANF. Any of these factors could decrease correlation between the performance of the Fund and ANF and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short ANF Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to ANF that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short ANF Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of ANF are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although ANF’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in ANF’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of ANF’s shares and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of ANF’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting ANF’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in ANF’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short ANF Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short ANF Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. ANF is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of ANF in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of ANF.

Tradr 2X Short ANF Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to ANF until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of ANF.

Tradr 2X Short ANF Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with ANF.

Tradr 2X Short ANF Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short ANF Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short ANF Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short ANF Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to ANF (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to ANF). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short ANF Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to ANF. The Fund may invest in companies in the consumer discretionary sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tradr 2X Short ANF Daily ETF | Retail Family Clothing Store Industry Risk [Member]
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Retail Family Clothing Store Industry Risk. The Fund is subject to the Retail Family Clothing Store Industry risk due to its investment exposure to ANF. Retail companies are companies that are engaged in operating merchandise stores, which include department stores, discount stores, warehouse clubs and superstores, specialty stores, and home improvement and home furnishings stores. Companies in the textiles, apparel and luxury goods industry face intense competition and are dependent on their ability to maintain brand image. The retail industry is very competitive and the success of these companies is tied closely to the performance of the overall domestic and international economy, consumer preferences, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics, consumer tastes, fads, marketing campaigns and other factors that impact supply and demand can also affect the success of retail products in the marketplace.

Tradr 2X Short ANF Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short ANF Daily ETF | Mid-Cap Company Risk [Member]
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Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to ANF. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short ANF Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short ANF Daily ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short ANF Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short ANF Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short ANF Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short ANF Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short ANF Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short ANF Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short ANF Daily ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short APLD Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short APLD Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short APLD Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short APLD Daily ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if APLD has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if APLD reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short APLD Daily ETF | Short Sale Exposure Risk [Member]
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Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short APLD Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when APLD rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of APLD may result in the total loss or almost total loss of an investor’s investment, even if APLD subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short APLD Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and APLD. Because the Fund includes an inverse multiplier of two times (-200%) APLD, a single day rise in APLD approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if APLD subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in APLD, even if APLD maintains a level below zero at all times.

Tradr 2X Short APLD Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short APLD Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of APLD for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as APLD volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) APLD volatility; (b) APLD performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — APLD volatility and APLD performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of APLD volatility and APLD performance over a one-year period. Actual volatility, APLD and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of APLD and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of APLD. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year APLD	-200% One Year APLD	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of APLD’s volatility and APLD’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if APLD’s return were 20%, absent the effects of compounding. As the table shows, with APLD’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

APLD’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 130.5%. APLD’s highest volatility rate for any one calendar year during the five-year period was 363.0%. APLD’s annualized total return performance for the five-year period ended December 31, 2025 was 137.6%. Historical APLD volatility and performance are not indications of what APLD volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of APLD may differ from the volatility of APLD.

Tradr 2X Short APLD Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with APLD, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of APLD on such day.

In order to achieve a high degree of correlation with APLD, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to APLD may prevent the Fund from achieving a high degree of correlation with APLD and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by APLD’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when APLD is volatile, particularly when APLD is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with APLD, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with APLD. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to APLD. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of APLD. Any of these factors could decrease correlation between the performance of the Fund and APLD and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short APLD Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to APLD that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short APLD Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of APLD are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although APLD’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in APLD’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of APLD’s shares and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of APLD’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting APLD’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in APLD’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short APLD Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short APLD Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. APLD is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of APLD in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of APLD.

Tradr 2X Short APLD Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to APLD until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of APLD.

Tradr 2X Short APLD Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with APLD.

Tradr 2X Short APLD Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short APLD Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short APLD Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short APLD Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to APLD (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to APLD). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short APLD Daily ETF | Computer Processing Industry Risk [Member]
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Computer Processing Industry Risk. The performance of APLD, and consequently the Fund’s performance, is subject to the risks of the Computer Processing Industry. Such companies provide social networking, file sharing, and other web-based media applications. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Additionally, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Furthermore, the business models employed by the companies in the Computer Processing Industry may not prove to be successful.

Tradr 2X Short APLD Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to APLD. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short APLD Daily ETF | Data Services Industry Risk [Member]
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Data Services Industry Risk. The Fund is subject to the data services industry risk due to its investment exposure to APLD. Companies involved in, or exposed to, data services may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize data services. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Tradr 2X Short APLD Daily ETF | Artificial Intelligence Technology Risk [Member]
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Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to APLD. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short APLD Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short APLD Daily ETF | Small-Cap company risk [Member]
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Small-Cap company risk. The Fund is subject to the small-cap company risk due to its investment exposure to APLD. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tradr 2X Short APLD Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short APLD Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short APLD Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short APLD Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short APLD Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short APLD Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short APLD Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short APLD Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short APLD Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short BE Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short BE Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short BE Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short BE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if BE has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if BE reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short BE Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short BE Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when BE rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of BE may result in the total loss or almost total loss of an investor’s investment, even if BE subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short BE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and BE. Because the Fund includes an inverse multiplier of two times (-200%) BE, a single day rise in BE approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if BE subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in BE, even if BE maintains a level below zero at all times.

Tradr 2X Short BE Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short BE Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of BE for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as BE volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) BE volatility; (b) BE performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — BE volatility and BE performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of BE volatility and BE performance over a one-year period. Actual volatility, BE and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of BE and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of BE. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year BE	-200% One Year BE	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of BE’s volatility and BE’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if BE’s return were 20%, absent the effects of compounding. As the table shows, with BE’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

BE’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 85.3%. BE’s highest volatility rate for any one calendar year during the five-year period was 96.8%. BE’s annualized total return performance for the five-year period ended December 31, 2025 was 65.7%. Historical BE volatility and performance are not indications of what BE volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of BE may differ from the volatility of BE.

Tradr 2X Short BE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with BE, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of BE on such day.

In order to achieve a high degree of correlation with BE, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to BE may prevent the Fund from achieving a high degree of correlation with BE and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by BE’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when BE is volatile, particularly when BE is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with BE, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with BE. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to BE. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BE. Any of these factors could decrease correlation between the performance of the Fund and BE and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short BE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to BE that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short BE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of BE are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although BE’s shares and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in BE’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of BE’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of BE’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting BE’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in BE’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short BE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short BE Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. BE is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of BE in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of BE.

Tradr 2X Short BE Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to BE until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of BE.

Tradr 2X Short BE Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with BE.

Tradr 2X Short BE Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short BE Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short BE Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short BE Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to BE (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to BE). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short BE Daily ETF | Utilities Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Utilities Sector Risk. The Fund is subject to the utilities sector risk due to its investment exposure to BE. Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition; and potential losses resulting from a developing deregulatory environment.

Tradr 2X Short BE Daily ETF | Electrical Equipment [Member]
Prospectus [Line Items]
Risk [Text Block]

Electrical Equipment & Parts Industry Risk. Companies in the Electrical Equipment and Parts Industry can be significantly affected by general economic trends, including employment, economic growth, interest rates; changes in commodity prices; are subject to the risks of technical obsolescence; and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

Tradr 2X Short BE Daily ETF | Energy Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Industry Risk. The Fund is subject to the Energy Industry risk due to its investment exposure to BE. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Tradr 2X Short BE Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short BE Daily ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to BE. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short BE Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short BE Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short BE Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short BE Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short BE Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short BE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short BE Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short BE Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short BE Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short BLSH Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short BLSH Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short BLSH Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short BLSH Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if BLSH has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if BLSH reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short BLSH Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short BLSH Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when BLSH rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of BLSH may result in the total loss or almost total loss of an investor’s investment, even if BLSH subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short BLSH Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and BLSH. Because the Fund includes an inverse multiplier of two times (-200%) BLSH, a single day rise in BLSH approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if BLSH subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in BLSH, even if BLSH maintains a level below zero at all times.

Tradr 2X Short BLSH Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short BLSH Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of BLSH for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as BLSH volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) BLSH volatility; (b) BLSH performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — BLSH volatility and BLSH performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of BLSH volatility and BLSH performance over a one-year period. Actual volatility, BLSH and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of BLSH and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of BLSH. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year BLSH	-200% One Year BLSH	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of BLSH’s volatility and BLSH’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if BLSH’s return were 20%, absent the effects of compounding. As the table shows, with BLSH’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

BLSH’s annualized historical volatility rate for the period from August 13, 2025 through December 31, 2025 was 83.1%. BLSH’s annualized total return performance for the period from August 13, 2025 through December 31, 2025 was -77.7%. Historical BLSH volatility and performance are not indications of what BLSH volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of BLSH may differ from the volatility of BLSH.

Tradr 2X Short BLSH Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with BLSH, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of BLSH on such day.

In order to achieve a high degree of correlation with BLSH, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to BLSH may prevent the Fund from achieving a high degree of correlation with BLSH and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by BLSH’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when BLSH is volatile, particularly when BLSH is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with BLSH, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with BLSH. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to BLSH. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BLSH. Any of these factors could decrease correlation between the performance of the Fund and BLSH and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short BLSH Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to BLSH that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short BLSH Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of BLSH are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although BLSH’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in BLSH’s shares and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of BLSH’s shares and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of BLSH’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting BLSH’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in BLSH’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short BLSH Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short BLSH Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. BLSH is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of BLSH in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of BLSH.

Tradr 2X Short BLSH Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to BLSH until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of BLSH.

Tradr 2X Short BLSH Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with BLSH.

Tradr 2X Short BLSH Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short BLSH Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short BLSH Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short BLSH Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to BLSH (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to BLSH). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short BLSH Daily ETF | Finance Services Industry Risk [Member]
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Finance Services Industry Risk. The Fund is subject to Finance Services Industry risk due to its investment exposure to BLSH. Companies in the Finance Services Industry are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain companies in the investment managers industry to incur large losses. Securities of companies in the investment managers industry may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short BLSH Daily ETF | Business Services Industry Risk [Member]
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Business Services Industry Risk. The Fund is subject to Business Services Industry risk due to its investment exposure to BLSH. Business services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short BLSH Daily ETF | Digital Assets Risk [Member]
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Digital Assets Risk. The Fund is subject to the digital assets risk due to its investment exposure to BLSH. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges.

There is a lack of consensus regarding the regulation of Bitcoin and its market. As a result of the growth in the size of the Bitcoin market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of Bitcoin Networks, Bitcoin users and the Bitcoin markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by Bitcoin to investors. Ongoing and future regulatory actions with respect to Bitcoin may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin.

Tradr 2X Short BLSH Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Tradr 2X Short BLSH Daily ETF | Cayman Islands Company Risk [Member]
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Cayman Islands Company Risk. The Cayman Islands currently do not impose any income, corporate, capital gain or withholding taxes on companies organized in the Cayman Islands. If this were to change and a company organized in the Cayman Islands were required to pay Cayman Islands taxes, the company would be adversely affected.

Tradr 2X Short BLSH Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short BLSH Daily ETF | Small-Cap company risk [Member]
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Risk [Text Block]

Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to BLSH. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tradr 2X Short BLSH Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short BLSH Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short BLSH Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short BLSH Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short BLSH Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short BLSH Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short BLSH Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short BLSH Daily ETF | Recent Market Events [Member]
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Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short BLSH Daily ETF | Cybersecurity Risk [Member]
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Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short CAR Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short CAR Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short CAR Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short CAR Daily ETF | Derivatives Risk [Member]
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Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if CAR has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if CAR reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short CAR Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short CAR Daily ETF | Inverse Correlation Risk [Member]
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Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when CAR rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of CAR may result in the total loss or almost total loss of an investor’s investment, even if CAR subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short CAR Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and CAR. Because the Fund includes an inverse multiplier of two times (-200%) CAR, a single day rise in CAR approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if CAR subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in CAR, even if CAR maintains a level below zero at all times.

Tradr 2X Short CAR Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short CAR Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of CAR for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as CAR volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) CAR volatility; (b) CAR performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — CAR volatility and CAR performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of CAR volatility and CAR performance over a one-year period. Actual volatility, CAR and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of CAR and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of CAR. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year CAR	-200% One Year CAR	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of CAR’s volatility and CAR’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if CAR’s return were 20%, absent the effects of compounding. As the table shows, with CAR’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

CAR’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 78.9%. CAR’s highest volatility rate during any one calendar year during the five-year period was 127.0%. CAR’s annualized total return performance for the five-year period ended December 31, 2025 was 30.8%. Historical CAR volatility and performance are not indications of what CAR volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of CAR may differ from the volatility of CAR.

Tradr 2X Short CAR Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with CAR, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of CAR on such day.

In order to achieve a high degree of correlation with CAR, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to CAR may prevent the Fund from achieving a high degree of correlation with CAR and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by CAR’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when CAR is volatile, particularly when CAR is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with CAR, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with CAR. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to CAR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CAR. Any of these factors could decrease correlation between the performance of the Fund and CAR and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short CAR Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to CAR that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short CAR Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of CAR are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although CAR’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in CAR’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of CAR’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of CAR’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting CAR’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in CAR’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short CAR Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short CAR Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. CAR is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of CAR in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of CAR.

Tradr 2X Short CAR Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to CAR until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of CAR.

Tradr 2X Short CAR Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with CAR.

Tradr 2X Short CAR Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short CAR Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short CAR Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short CAR Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to CAR (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to CAR). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short CAR Daily ETF | Automobiles Industry Risk [Member]
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Automobiles Industry Risk. The Fund is subject to Automobiles Industry risk due to its investment exposure to CAR. The Automobiles Industry is composed of companies that produce passenger automobiles, light trucks, motorcycles, scooters and three-wheelers. The Automobiles Industry can be highly cyclical and companies in the industry may suffer periodic operating losses. The Automobiles Industry also can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the Automobiles Industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automobiles industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automobiles industry. The Automobiles Industry is a separate industry within the Consumer Discretionary Sector.

Tradr 2X Short CAR Daily ETF | Auto Rentals and Leasing Industry Risk [Member]
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Auto Rentals and Leasing Industry Risk. The Fund is subject to Auto Rentals and Leasing Industry risk dues to its investment exposure to CAR. The prices of the securities of companies in the auto rentals and leasing industry may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, consumer preferences, labor agreements, insurance costs, and competition in the marketplace Legislative or regulatory changes and increased government supervision also may affect companies in the Auto Rentals and Leasing Industry.

Tradr 2X Short CAR Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to CAR. The Fund may invest in companies in the consumer discretionary sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tradr 2X Short CAR Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short CAR Daily ETF | Mid-Cap Company Risk [Member]
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Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to CAR. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short CAR Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short CAR Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short CAR Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short CAR Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short CAR Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short CAR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short CAR Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short CAR Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short CAR Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short CLSK Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short CLSK Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short CLSK Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short CLSK Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if CLSK has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if CLSK reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short CLSK Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short CLSK Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when CLSK rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of CLSK may result in the total loss or almost total loss of an investor’s investment, even if CLSK subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short CLSK Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and CLSK. Because the Fund includes an inverse multiplier of two times (-200%) CLSK, a single day rise in CLSK approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if CLSK subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in CLSK, even if CLSK maintains a level below zero at all times.

Tradr 2X Short CLSK Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short CLSK Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of CLSK for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as CLSK volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) CLSK volatility; (b) CLSK performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — CLSK volatility and CLSK performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of CLSK volatility and CLSK performance over a one-year period. Actual volatility, CLSK and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of CLSK and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of CLSK. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year CLSK	-200% One Year CLSK	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of CLSK’s volatility and CLSK’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if CLSK’s return were 20%, absent the effects of compounding. As the table shows, with CLSK’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

CLSK’s annualized historical volatility rate for five-year the period ended December 31, 2025 was 104.8%. CLSK’s highest volatility rate during any one calendar year during the five-year period was 115.9%. CLSK’s annualized total return performance for the five-year period ended December 31, 2025 was 71.6%. Historical CLSK volatility and performance are not indications of what CLSK volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of CLSK may differ from the volatility of CLSK.

Tradr 2X Short CLSK Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with CLSK, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of CLSK on such day.

In order to achieve a high degree of correlation with CLSK, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to CLSK may prevent the Fund from achieving a high degree of correlation with CLSK and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by CLSK’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when CLSK is volatile, particularly when CLSK is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with CLSK, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with CLSK. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to CLSK. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CLSK. Any of these factors could decrease correlation between the performance of the Fund and CLSK and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short CLSK Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to CLSK that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short CLSK Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of CLSK are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although CLSK’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in CLSK’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of CLSK’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of CLSK’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting CLSK’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in CLSK’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short CLSK Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short CLSK Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. CLSK is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of CLSK in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of CLSK.

Tradr 2X Short CLSK Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to CLSK until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of CLSK.

Tradr 2X Short CLSK Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with CLSK.

Tradr 2X Short CLSK Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short CLSK Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short CLSK Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short CLSK Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to CLSK (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to CLSK). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short CLSK Daily ETF | Finance Services Industry Risk [Member]
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Finance Services Industry Risk. The Fund is subject to Finance Services Industry risk due to its investment exposure to CLSK. Companies in the Finance Services Industry are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain companies in the investment managers industry to incur large losses. Securities of companies in the investment managers industry may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short CLSK Daily ETF | Bitcoin Miner Risk [Member]
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Bitcoin Miner Risk. The Fund is subject to the bitcoin miner risk due to its investment exposure to CLSK. CLSK faces unique risks in connection with its bitcoin mining activities. The technology and hardware used in bitcoin mining is subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Bitcoin miners are subject to malfunctions and normal wear and tear, and, at any point in time, a certain number of bitcoin miners are typically offline for maintenance or repair. Additionally, as technology evolves, there may be a need to acquire newer models of miners to remain competitive in the market. Many engaged in mining rely on third parties, principally located in China, to supply bitcoin miners and shortages of bitcoin miners or their component parts, material increases in bitcoin miner costs, or delays in delivery of orders, including due to trade restrictions and supply chain disruptions, could significantly interrupt plans for expanding bitcoin mining capacity in the near term and future. Shortages of bitcoin mining computers could result in reduced bitcoin mining capacity and increased operating costs, which could materially delay the completion of any planned bitcoin mining capacity expansion and result in a competitive disadvantage. Bitcoin mining activities are inherently energy intensive and electricity costs account for a significant portion of the overall mining costs. The availability and cost of electricity will restrict the geographic locations of mining activities.

Tradr 2X Short CLSK Daily ETF | Computer Software Industry Risk [Member]
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Computer Software Industry Risk. The Fund is subject to the computer software industry risk due to its investment exposure to CLSK. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Tradr 2X Short CLSK Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to CLSK. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short CLSK Daily ETF | Data Services Industry Risk [Member]
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Data Services Industry Risk. The Fund is subject to the Data Services Industry risk due to its investment exposure to CLSK. Companies involved in, or exposed to, data services may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize data services. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Tradr 2X Short CLSK Daily ETF | Artificial Intelligence Technology Risk [Member]
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Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to CLSK. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short CLSK Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short CLSK Daily ETF | Large Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short CLSK Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short CLSK Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short CLSK Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short CLSK Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short CLSK Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short CLSK Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short CLSK Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short CLSK Daily ETF | Recent Market Events [Member]
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Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short CLSK Daily ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short CRDO Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short CRDO Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short CRDO Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short CRDO Daily ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if CRDO has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if CRDO reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short CRDO Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short CRDO Daily ETF | Inverse Correlation Risk [Member]
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Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when CRDO rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of CRDO may result in the total loss or almost total loss of an investor’s investment, even if CRDO subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short CRDO Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and CRDO. Because the Fund includes an inverse multiplier of two times (-200%) CRDO, a single day rise in CRDO approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if CRDO subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in CRDO, even if CRDO maintains a level below zero at all times.

Tradr 2X Short CRDO Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short CRDO Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of CRDO for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as CRDO volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) CRDO volatility; (b) CRDO performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — CRDO volatility and CRDO performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of CRDO volatility and CRDO performance over a one-year period. Actual volatility, CRDO and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of CRDO and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of CRDO. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year CRDO	-200% One Year CRDO	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of CRDO volatility and CRDO performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if CRDO return were 20%, absent the effects of compounding. As the table shows, with CRDO volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

CRDO’s annualized historical volatility rate for the three-year period ended December 31, 2025 was 82.8%. CRDO’s highest volatility rate for any one calendar year during the three-year period was 91.7%. CRDO’s annualized total return performance for the three-year period ended December 31, 2025 was 123.3%. Historical CRDO volatility and performance are not indications of what CRDO volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of CRDO may differ from the volatility of CRDO.

Tradr 2X Short CRDO Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with CRDO, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of CRDO on such day.

In order to achieve a high degree of correlation with CRDO, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to CRDO may prevent the Fund from achieving a high degree of correlation with CRDO and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by CRDO’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when CRDO is volatile, particularly when CRDO is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with CRDO, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with CRDO. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to CRDO. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of CRDO. Any of these factors could decrease correlation between the performance of the Fund and CRDO and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short CRDO Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to CRDO that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short CRDO Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of CRDO are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although CRDO’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in CRDO’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of CRDO’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of CRDO’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting CRDO’s shares will result in a trading halt of the Fund’s shares. To the extent trading in CRDO’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short CRDO Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short CRDO Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. CRDO is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of CRDO in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of CRDO.

Tradr 2X Short CRDO Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to CRDO until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of CRDO.

Tradr 2X Short CRDO Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with CRDO.

Tradr 2X Short CRDO Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short CRDO Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short CRDO Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short CRDO Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to CRDO (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to CRDO). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short CRDO Daily ETF | Computer Software Industry Risk [Member]
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Computer Software Industry Risk. The Fund is subject to the Computer Software Industry risk due to its investment exposure to CRDO. The Computer Software Industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the Computer Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Tradr 2X Short CRDO Daily ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Tradr 2X Short CRDO Daily ETF | Cayman Islands Company Risk [Member]
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Cayman Islands Company Risk. The Cayman Islands currently do not impose any income, corporate, capital gain or withholding taxes on companies organized in the Cayman Islands. If this were to change and a company organized in the Cayman Islands were required to pay Cayman Islands taxes, the company would be adversely affected.

Tradr 2X Short CRDO Daily ETF | Semiconductor Industry Risk [Member]
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Semiconductor Industry Risk. The Fund is subject to Semiconductor Industry risk due to its investment exposure to CRDO. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Tradr 2X Short CRDO Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to CRDO. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short CRDO Daily ETF | Data Services Industry Risk [Member]
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Data Services Industry Risk. The Fund is subject to the Data Services Industry risk due to its investment exposure to CRDO. Companies involved in, or exposed to, data services may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize data services. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Tradr 2X Short CRDO Daily ETF | Artificial Intelligence Technology Risk [Member]
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Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to CRDO. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short CRDO Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short CRDO Daily ETF | Large-Cap Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short CRDO Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short CRDO Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short CRDO Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short CRDO Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short CRDO Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short CRDO Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short CRDO Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short CRDO Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short CRDO Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short FLY Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short FLY Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short FLY Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short FLY Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if FLY has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if FLY reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short FLY Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short FLY Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when FLY rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of FLY may result in the total loss or almost total loss of an investor’s investment, even if FLY subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short FLY Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and FLY. Because the Fund includes an inverse multiplier of two times (-200%) FLY, a single day rise in FLY approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if FLY subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in FLY, even if FLY maintains a level below zero at all times.

Tradr 2X Short FLY Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short FLY Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of FLY for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as FLY volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) FLY volatility; (b) FLY performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — FLY volatility and FLY performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of FLY volatility and FLY performance over a one-year period. Actual volatility, FLY and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of FLY and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of FLY. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year FLY	-200% One Year FLY	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of FLY’s volatility and FLY’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if FLY’s return were 20%, absent the effects of compounding. As the table shows, with FLY’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

FLY’s annualized historical volatility rate for the period from August 7, 2025 through December 31, 2025 was 111.4%. FLY’s annualized total return performance for the period from August 7, 2025 through December 31, 2025 was -87.4%. Historical FLY volatility and performance are not indications of what FLY volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of FLY may differ from the volatility of FLY.

Tradr 2X Short FLY Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with FLY, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of FLY on such day.

In order to achieve a high degree of correlation with FLY, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to FLY may prevent the Fund from achieving a high degree of correlation with FLY and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by FLY’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when FLY is volatile, particularly when FLY is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with FLY, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with FLY. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to FLY. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of FLY. Any of these factors could decrease correlation between the performance of the Fund and FLY and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short FLY Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to FLY that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short FLY Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of FLY are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although FLY’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in FLY’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of FLY’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of FLY’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting FLY’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in FLY’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short FLY Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short FLY Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. FLY is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of FLY in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of FLY.

Tradr 2X Short FLY Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to FLY until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of FLY.

Tradr 2X Short FLY Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with FLY.

Tradr 2X Short FLY Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short FLY Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short FLY Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short FLY Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to FLY (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to FLY). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short FLY Daily ETF | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrial Sector Risk. The Fund is subject to the industrial sector risk due to its investment exposure to FLY. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tradr 2X Short FLY Daily ETF | Aerospace and Defense Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aerospace and Defense Industry Risk. The Fund is subject to the Aerospace and Defense Industry risk due to its investment exposure to FLY. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Tradr 2X Short FLY Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short FLY Daily ETF | IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The market value of shares of an initial public offering (“IPO”), including those of FLY, will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Tradr 2X Short FLY Daily ETF | Small-Cap company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to FLY. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tradr 2X Short FLY Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short FLY Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short FLY Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short FLY Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short FLY Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short FLY Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short FLY Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short FLY Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short FLY Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short IREN Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short IREN Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short IREN Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short IREN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if IREN has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if IREN reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short IREN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short IREN Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when IREN rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of IREN may result in the total loss or almost total loss of an investor’s investment, even if IREN subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short IREN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and IREN. Because the Fund includes an inverse multiplier of two times (-200%) IREN, a single day rise in IREN approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if IREN subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in IREN, even if IREN maintains a level below zero at all times.

Tradr 2X Short IREN Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short IREN Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of IREN for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as IREN volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) IREN volatility; (b) IREN performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — IREN volatility and IREN performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of IREN volatility and IREN performance over a one-year period. Actual volatility, IREN and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of IREN and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of IREN. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year IREN	-200% One Year IREN	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of IREN volatility and IREN performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if IREN return were 20%, absent the effects of compounding. As the table shows, with IREN volatility of 50%, the Fund could be expected to return –67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

IREN’s annualized historical volatility rate for the four-year period ended December 31, 2025 was 119.9%. IREN’s highest volatility rate for any one calendar year during the four-year period was 135.4%. IREN’s annualized total return performance for the four-year period ended December 31, 2025 was 25.6%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Tradr 2X Short IREN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with IREN, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of IREN on such day.

In order to achieve a high degree of correlation with IREN, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to IREN may prevent the Fund from achieving a high degree of correlation with IREN and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by IREN’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when IREN is volatile, particularly when IREN is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with IREN, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with IREN. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to IREN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of IREN. Any of these factors could decrease correlation between the performance of the Fund and IREN and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short IREN Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to IREN that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short IREN Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of IREN are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although IREN’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in IREN’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of IREN’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of IREN’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting IREN’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in IREN’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short IREN Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short IREN Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. IREN is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of IREN in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of IREN.

Tradr 2X Short IREN Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to IREN until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of IREN.

Tradr 2X Short IREN Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with IREN.

Tradr 2X Short IREN Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short IREN Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short IREN Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short IREN Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to IREN (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to IREN). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short IREN Daily ETF | Finance Services Industry Risk [Member]
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Finance Services Industry Risk. The Fund is subject to Finance Services Industry risk due to its investment exposure to IREN. Finance services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short IREN Daily ETF | Bitcoin Miner Risk [Member]
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Bitcoin Miner Risk. The Fund is subject to the bitcoin miner risk due to its investment exposure to IREN. IREN faces unique risks in connection with its bitcoin mining activities. The technology and hardware used in bitcoin mining is subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Bitcoin miners are subject to malfunctions and normal wear and tear, and, at any point in time, a certain number of bitcoin miners are typically offline for maintenance or repair. Additionally, as technology evolves, there may be a need to acquire newer models of miners to remain competitive in the market. Many engaged in mining rely on third parties, principally located in China, to supply bitcoin miners and shortages of bitcoin miners or their component parts, material increases in bitcoin miner costs, or delays in delivery of orders, including due to trade restrictions and supply chain disruptions, could significantly interrupt plans for expanding bitcoin mining capacity in the near term and future. Shortages of bitcoin mining computers could result in reduced bitcoin mining capacity and increased operating costs, which could materially delay the completion of any planned bitcoin mining capacity expansion and result in a competitive disadvantage. Bitcoin mining activities are inherently energy intensive and electricity costs account for a significant portion of the overall mining costs. The availability and cost of electricity will restrict the geographic locations of mining activities.

Tradr 2X Short IREN Daily ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Tradr 2X Short IREN Daily ETF | Risk of Investing in Australia [Member]
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Risk of Investing in Australia. Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

Tradr 2X Short IREN Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to IREN. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short IREN Daily ETF | Artificial Intelligence Technology Risk [Member]
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Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to IREN. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short IREN Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short IREN Daily ETF | Large-Cap Company Risk [Member]
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Large-Cap Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short IREN Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short IREN Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short IREN Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short IREN Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short IREN Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short IREN Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short IREN Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short IREN Daily ETF | Recent Market Events [Member]
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Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short IREN Daily ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short JOBY Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short JOBY Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short JOBY Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short JOBY Daily ETF | Derivatives Risk [Member]
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Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if JOBY has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if JOBY reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short JOBY Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short JOBY Daily ETF | Inverse Correlation Risk [Member]
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Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when JOBY rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of JOBY may result in the total loss or almost total loss of an investor’s investment, even if JOBY subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short JOBY Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and JOBY. Because the Fund includes an inverse multiplier of two times (-200%) JOBY, a single day rise in JOBY approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if JOBY subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in JOBY, even if JOBY maintains a level below zero at all times.

Tradr 2X Short JOBY Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short JOBY Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return JOBY for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as JOBY volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) JOBY volatility; (b) JOBY performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — JOBY volatility and JOBY performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of JOBY volatility and JOBY performance over a one-year period. Actual volatility, JOBY and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of JOBY and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of JOBY. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year JOBY	-200% One Year JOBY	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of JOBY volatility and JOBY performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if JOBY return were 20%, absent the effects of compounding. As the table shows, with JOBY volatility of 50%, the Fund could be expected to return –67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

JOBY’s annualized historical volatility rate for the four-year period ended December 31, 2025 was 80.3%. JOBY’s highest volatility rate during the period was 84.8%. JOBY’s annualized total return performance for the four-year period ended December 31, 2025 was 15.3%. Historical JOBY volatility and performance are not indications of what JOBY volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of JOBY may differ from the volatility of JOBY.

Tradr 2X Short JOBY Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with JOBY, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of JOBY on such day.

In order to achieve a high degree of correlation with JOBY, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to JOBY may prevent the Fund from achieving a high degree of correlation with JOBY and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by JOBY’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when JOBY is volatile, particularly when JOBY is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with JOBY, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with JOBY. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to JOBY. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of JOBY. Any of these factors could decrease correlation between the performance of the Fund and JOBY and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short JOBY Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to JOBY that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short JOBY Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of JOBY are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although JOBY’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in JOBY’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of JOBY’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of JOBY’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting JOBY’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in JOBY’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short JOBY Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short JOBY Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. JOBY is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of JOBY in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of JOBY.

Tradr 2X Short JOBY Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to JOBY until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of JOBY.

Tradr 2X Short JOBY Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with JOBY.

Tradr 2X Short JOBY Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short JOBY Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short JOBY Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short JOBY Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to JOBY (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to JOBY). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short JOBY Daily ETF | Aircraft and Aviation Industry Risk [Member]
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Aircraft and Aviation Industry Risk. The Fund is subject to the Aircraft and Aviation Industry risk due to its investment exposure to JOBY. Economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent. Most of these circumstances either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms.

Tradr 2X Short JOBY Daily ETF | Industrial Sector Risk [Member]
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Industrial Sector Risk. The Fund is subject to the industrial sector risk due to its investment exposure to JOBY. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tradr 2X Short JOBY Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short JOBY Daily ETF | Mid-Cap Company Risk [Member]
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Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to JOBY. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short JOBY Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short JOBY Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short JOBY Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short JOBY Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short JOBY Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short JOBY Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short JOBY Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short JOBY Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short JOBY Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short LCID Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short LCID Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short LCID Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short LCID Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if LCID has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if LCID reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short LCID Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short LCID Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when LCID rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of LCID may result in the total loss or almost total loss of an investor’s investment, even if LCID subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short LCID Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and LCID. Because the Fund includes an inverse multiplier of two times (-200%) LCID, a single day rise in LCID approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if LCID subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in LCID, even if LCID maintains a level below zero at all times.

Tradr 2X Short LCID Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short LCID Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of LCID for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as LCID volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) LCID volatility; (b) LCID performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — LCID volatility and LCID performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of LCID volatility and LCID performance over a one-year period. Actual volatility, LCID and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of LCID and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of LCID. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year LCID	-200% One Year LCID	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of LCID’s volatility and LCID’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if LCID’s return were 20%, absent the effects of compounding. As the table shows, with LCID’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

LCID’s annualized historical volatility rate for the four-year period ended December 31, 2025 was 80.1%. LCID’s highest volatility rate for any one calendar year during the four-year period was 83.4%. LCID’s annualized total return performance for the four-year period ended December 31, 2025 was -60.0%. Historical LCID volatility and performance are not indications of what LCID volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of LCID may differ from the volatility of LCID.

Tradr 2X Short LCID Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with LCID, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of LCID on such day.

In order to achieve a high degree of correlation with LCID, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to LCID may prevent the Fund from achieving a high degree of correlation with LCID and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by LCID’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when LCID is volatile, particularly when LCID is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with LCID, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with LCID. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to LCID. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of LCID. Any of these factors could decrease correlation between the performance of the Fund and LCID and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short LCID Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to LCID that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short LCID Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of LCID are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although LCID’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in LCID’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of LCID’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of LCID’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting LCID’s shares will result in a trading halt of the Fund’s shares. To the extent trading in LCID’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short LCID Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short LCID Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. LCID is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of LCID in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of LCID.

Tradr 2X Short LCID Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to LCID until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of LCID.

Tradr 2X Short LCID Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with LCID.

Tradr 2X Short LCID Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short LCID Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short LCID Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short LCID Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to LCID (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to LCID). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short LCID Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to LCID. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short LCID Daily ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to LCID. The Fund may invest in companies in the consumer discretionary sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tradr 2X Short LCID Daily ETF | Auto Manufacturing Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Auto Manufacturing Industry Risk. The Fund is subject to the Auto Manufacturing Industry risk due to its investment exposure to LCID. The Auto Manufacturing Industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Tradr 2X Short LCID Daily ETF | Electric Vehicles Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Electric Vehicles Market Risk. The Fund is subject to the electric vehicles market risk due to its investment exposure to LCID. Electric vehicle technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. Electric vehicle companies currently benefit from certain government subsidiaries, policies and economic incentives, which may be reduced or eliminated in the future. Electric vehicles-related businesses may have limited product lines, markets, financial resources or personnel. In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in electric vehicle technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Electric vehicle companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs.

Tradr 2X Short LCID Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short LCID Daily ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to LCID. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short LCID Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress.

During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short LCID Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short LCID Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short LCID Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short LCID Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short LCID Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short LCID Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short LCID Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short LCID Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short NBIS Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short NBIS Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short NBIS Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short NBIS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if NBIS has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if NBIS reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short NBIS Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short NBIS Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when NBIS rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of NBIS may result in the total loss or almost total loss of an investor’s investment, even if NBIS subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short NBIS Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and NBIS. Because the Fund includes an inverse multiplier of two times (-200%) NBIS, a single day rise in NBIS approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if NBIS subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in NBIS, even if NBIS maintains a level below zero at all times.

Tradr 2X Short NBIS Daily ETF | Volatility Risk [Member]
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Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short NBIS Daily ETF | Compounding Risk [Member]
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Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of NBIS for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as NBIS volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) NBIS volatility; (b) NBIS performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — NBIS volatility and NBIS performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of NBIS volatility and NBIS performance over a one-year period. Actual volatility, NBIS and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of NBIS and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of NBIS. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year NBIS	-200% One Year NBIS	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of NBIS’s volatility and NBIS’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if NBIS’s return were 20%, absent the effects of compounding. As the table shows, with NBIS’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

NBIS’s annualized historical volatility rate for the one-year period ended December 31, 2025 was 111.2%. NBIS’s highest volatility rate during the period was 111.2%. NBIS’s annualized total return performance for the one-year period ended December 31, 2025 was 176.1%. Historical NBIS volatility and performance are not indications of what NBIS volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of NBIS may differ from the volatility of NBIS.

Tradr 2X Short NBIS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with NBIS, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of NBIS on such day.

In order to achieve a high degree of correlation with NBIS, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to NBIS may prevent the Fund from achieving a high degree of correlation with NBIS and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by NBIS’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when NBIS is volatile, particularly when NBIS is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with NBIS, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with NBIS. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to NBIS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of NBIS. Any of these factors could decrease correlation between the performance of the Fund and NBIS and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short NBIS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to NBIS that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short NBIS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of NBIS are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NBIS’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in IREN’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NBIS’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NBIS’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting NBIS’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in NBIS’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short NBIS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short NBIS Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. NBIS is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of NBIS in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of NBIS.

Tradr 2X Short NBIS Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to NBIS until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of NBIS.

Tradr 2X Short NBIS Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with NBIS.

Tradr 2X Short NBIS Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short NBIS Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short NBIS Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short NBIS Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to NBIS (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to NBIS). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short NBIS Daily ETF | Internet Content & Information Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Internet Content & Information Industry Risk. The Fund is subject to Internet Content & Information Industry risk due to its investment exposure to NBIS. Companies that provide internet-based content, search, information, and related online services face significant risks, including intense competition, rapid technological change, and shifts in consumer preferences that can render products or platforms obsolete. Many companies in this industry rely heavily on advertising revenues, which are cyclical and subject to changes in corporate marketing budgets and regulatory restrictions. Profitability can also be impacted by data privacy laws, content regulation, and intellectual property disputes. In addition, firms in this industry are exposed to cybersecurity threats, data breaches, and potential reputational harm. Because internet platforms may depend on user engagement and network effects, small changes in consumer behavior or public perception can materially affect growth and valuation. Securities of internet content and information companies may experience greater volatility and present higher risks than those of companies in more established industries.

Tradr 2X Short NBIS Daily ETF | Communications Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communications Services Sector Risk. The Fund is subject to the communication services sector due to its investment exposure to NBIS. Communications services sector, including those in the communications equipment industry, are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Tradr 2X Short NBIS Daily ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk. The Fund is subject to the computer software industry risk due to its investment exposure to NBIS. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Tradr 2X Short NBIS Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Tradr 2X Short NBIS Daily ETF | Risk of Investing in the Netherlands [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in the Netherlands. Investments in Dutch issuers may subject the Fund to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Tradr 2X Short NBIS Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to NBIS. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short NBIS Daily ETF | Data Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Data Services Industry Risk. The Fund is subject to the data services industry risk due to its investment exposure to NBIS. Companies involved in, or exposed to, data services may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize data services. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Tradr 2X Short NBIS Daily ETF | Artificial Intelligence Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to NBIS. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short NBIS Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short NBIS Daily ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short NBIS Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short NBIS Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short NBIS Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short NBIS Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short NBIS Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short NBIS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short NBIS Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short NBIS Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short NBIS Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short NNE Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short NNE Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short NNE Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short NNE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if NNE has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if NNE reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short NNE Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short NNE Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when NNE rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of NNE may result in the total loss or almost total loss of an investor’s investment, even if NNE subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short NNE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and NNE. Because the Fund includes an inverse multiplier of two times (-200%) NNE, a single day rise in NNE approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if NNE subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in NNE, even if NNE maintains a level below zero at all times.

Tradr 2X Short NNE Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short NNE Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of NNE for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as NNE volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) NNE volatility; (b) NNE performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — NNE volatility and NNE performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of NNE volatility and NNE performance over a one-year period. Actual volatility, NNE and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of NNE and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of NNE. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year NNE	-200% One Year NNE	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of NNE’s volatility and NNE’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if NNE’s return were 20%, absent the effects of compounding. As the table shows, with NNE’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

NNE’s annualized historical volatility rate for the one-year period ended December 31, 2025 was 112.2%. NNE’s highest volatility rate for the one-year period was 112.2%. NNE’s annualized total return performance for the period ended December 31, 2025 was 0.3%. Historical NNE volatility and performance are not indications of what NNE volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of NNE may differ from the volatility of NNE.

Tradr 2X Short NNE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with NNE, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of NNE on such day.

In order to achieve a high degree of correlation with NNE, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to NNE may prevent the Fund from achieving a high degree of correlation with NNE and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by NNE’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when NNE is volatile, particularly when NNE is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with NNE, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with NNE. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to NNE. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of NNE. Any of these factors could decrease correlation between the performance of the Fund and NNE and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short NNE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to NNE that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short NNE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of NNE are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NNE’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in IREN’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NNE’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NNE’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting NNE’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in NNE’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short NNE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short NNE Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. NNE is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of NNE in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of NNE.

Tradr 2X Short NNE Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to NNE until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of NNE.

Tradr 2X Short NNE Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with NNE.

Tradr 2X Short NNE Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short NNE Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short NNE Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short NNE Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to NNE (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to NNE). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short NNE Daily ETF | Energy Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Industry Risk. The Fund is subject to Energy Industry risk due to its investment exposure to NNE. Issuers in the Energy Industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Tradr 2X Short NNE Daily ETF | Nuclear Energy Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nuclear Energy Companies Risk. The Fund is subject to the nuclear energy companies risk due to its investment exposure to NNE. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Tradr 2X Short NNE Daily ETF | Special Industrial Machinery Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Industrial Machinery Industry Risk. The Fund is subject to Special Industrial Machinery Industry risk due to its investment exposure to NNE. The Special Industrial Machinery Industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Special industrial machinery companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Tradr 2X Short NNE Daily ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The Fund is subject to the industrials sector risk due to its investment exposure to EH. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products and services in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tradr 2X Short NNE Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short NNE Daily ETF | Small-Cap company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to NNE. Investing in small-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short NNE Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short NNE Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short NNE Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short NNE Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short NNE Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short NNE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short NNE Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short NNE Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short NNE Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short OPEN Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short OPEN Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Tradr 2X Short OPEN Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short OPEN Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if OPEN has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if OPEN reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short OPEN Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short OPEN Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when OPEN rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of OPEN may result in the total loss or almost total loss of an investor’s investment, even if OPEN subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short OPEN Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and OPEN. Because the Fund includes an inverse multiplier of two times (-200%) OPEN, a single day rise in OPEN approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if OPEN subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in OPEN, even if OPEN maintains a level below zero at all times.

Tradr 2X Short OPEN Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short OPEN Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of OPEN for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as OPEN volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) OPEN volatility; (b) OPEN performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — OPEN volatility and OPEN performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of OPEN volatility and OPEN performance over a one-year period. Actual volatility, OPEN and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of OPEN and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of OPEN. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year OPEN	-200% One Year OPEN	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of OPEN’s volatility and OPEN’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if OPEN’s return were 20%, absent the effects of compounding. As the table shows, with OPEN’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

OPEN’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 124.0%. OPEN’s highest volatility rate for any one calendar year during the five-year period was 165.8%. OPEN’s annualized total return performance for the five-year period ended December 31, 2025 was 74.6%. Historical OPEN volatility and performance are not indications of what OPEN volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of OPEN may differ from the volatility of OPEN.

Tradr 2X Short OPEN Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with OPEN, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of OPEN on such day.

In order to achieve a high degree of correlation with OPEN, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to OPEN may prevent the Fund from achieving a high degree of correlation with OPEN and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by OPEN’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when OPEN is volatile, particularly when OPEN is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with OPEN, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take, or refrain from taking, positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with OPEN. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to OPEN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of OPEN. Any of these factors could decrease correlation between the performance of the Fund and OPEN and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short OPEN Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to OPEN that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short OPEN Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of OPEN are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although OPEN’s and the Fund’s Shares are listed for trading on exchanges, there can be no assurance that an active trading market for such shares will be available at all times and an exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in OPEN’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of OPEN’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of OPEN’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting OPEN’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in OPEN’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short OPEN Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short OPEN Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. OPEN is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of OPEN in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of OPEN.

Tradr 2X Short OPEN Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to OPEN until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of OPEN.

Tradr 2X Short OPEN Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with OPEN.

Tradr 2X Short OPEN Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short OPEN Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short OPEN Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short OPEN Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to OPEN (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to OPEN). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short OPEN Daily ETF | Real Estate Services Industry Risk [Member]
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Real Estate Services Industry Risk. The Fund is subject to the Real Estate Services Industry risk due to its investment exposure to OPEN. Real estate services companies have historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates. The Real Estate Services Industry is also sensitive to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses.

Tradr 2X Short OPEN Daily ETF | Internet Companies Risk [Member]
Prospectus [Line Items]
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Internet Companies Risk. The Fund is subject to the internet companies risk due to its investment exposure to OPEN. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Tradr 2X Short OPEN Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short-term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short OPEN Daily ETF | Small-Cap company risk [Member]
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Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to OPEN. Investing in small-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short OPEN Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short OPEN Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short OPEN Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short OPEN Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short OPEN Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short OPEN Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short OPEN Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short OPEN Daily ETF | Recent Market Events [Member]
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Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short OPEN Daily ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short QS Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short QS Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short QS Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short QS Daily ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if QS has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if QS reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short QS Daily ETF | Short Sale Exposure Risk [Member]
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Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short QS Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when QS rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of QS may result in the total loss or almost total loss of an investor’s investment, even if QS subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short QS Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and QS. Because the Fund includes an inverse multiplier of two times (-200%) QS, a single day rise in QS approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if QS subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in QS, even if QS maintains a level below zero at all times.

Tradr 2X Short QS Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short QS Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of QS for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as QS volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) QS volatility; (b) QS performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — QS volatility and QS performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of QS volatility and QS performance over a one-year period. Actual volatility, QS and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of QS and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of QS. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year QS	-200% One Year QS	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of QS’s volatility and QS’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if QS’s return were 20%, absent the effects of compounding. As the table shows, with QS’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

QS’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 90.4%. QS’s highest volatility rate for any one calendar year during the five-year period was 102.8%. QS’s annualized total return performance for the five-year period ended December 31, 2025 was 24.6%. Historical QS volatility and performance are not indications of what QS volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of QS may differ from the volatility of QS.

Tradr 2X Short QS Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with QS, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of QS on such day.

In order to achieve a high degree of correlation with QS, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to QS may prevent the Fund from achieving a high degree of correlation with QS and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by QS’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when QS is volatile, particularly when QS is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with QS, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with QS. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to QS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of QS. Any of these factors could decrease correlation between the performance of the Fund and QS and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short QS Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to QS that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short QS Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of QS are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although QS’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in QS’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of QS’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of QS’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting QS’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in QS’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short QS Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short QS Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. QS is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of QS in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of QS.

Tradr 2X Short QS Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to QS until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of QS.

Tradr 2X Short QS Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with QS.

Tradr 2X Short QS Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short QS Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short QS Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short QS Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to QS (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to QS). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short QS Daily ETF | Special Industrial Machinery Industry Risk [Member]
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Industrial Machinery & Component Industry Risk. The Industrial Machinery & Equipment Industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Tradr 2X Short QS Daily ETF | Auto Manufacturing Industry Risk [Member]
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Auto Manufacturing Industry Risk. The Fund is subject to Auto Manufacturing Industry risk due to its investment exposure to QS. The Auto Manufacturing Industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Tradr 2X Short QS Daily ETF | Electric Vehicles Market Risk [Member]
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Electric Vehicles Market Risk. The Fund is subject to the electric vehicles market risk due to its investment exposure to QS. Electric vehicle technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. Electric vehicle companies currently benefit from certain government subsidiaries, policies and economic incentives, which may be reduced or eliminated in the future. Electric vehicles-related businesses may have limited product lines, markets, financial resources or personnel. In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in electric vehicle technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Electric vehicle companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs.

Tradr 2X Short QS Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short QS Daily ETF | Mid-Cap Company Risk [Member]
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Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to QS. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short QS Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short QS Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short QS Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short QS Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short QS Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short QS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short QS Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short QS Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short QS Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short QUBT Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short QUBT Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short QUBT Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short QUBT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if QUBT has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if QUBT reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short QUBT Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short QUBT Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when QUBT rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of QUBT may result in the total loss or almost total loss of an investor’s investment, even if QUBT subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short QUBT Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and QUBT. Because the Fund includes an inverse multiplier of two times (-200%) QUBT, a single day rise in QUBT approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if QUBT subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in QUBT, even if QUBT maintains a level below zero at all times.

Tradr 2X Short QUBT Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short QUBT Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of QUBT for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as QUBT volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) QUBT volatility; (b) QUBT performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — QUBT volatility and QUBT performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of QUBT volatility and QUBT performance over a one-year period. Actual volatility, QUBT and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of QUBT and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of QUBT. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year QUBT	-200% One Year QUBT	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of QUBT’s volatility and QUBT’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if QUBT’s return were 20%, absent the effects of compounding. As the table shows, with QUBT’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

QUBT’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 151.1%. QUBT’s highest volatility rate for any one calendar year during the five-year period was 198.2%. QUBT’s annualized total return performance for the five-year period ended December 31, 2025 was 89.3%. Historical QUBT volatility and performance are not indications of what QUBT volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of QUBT may differ from the volatility of QUBT.

Tradr 2X Short QUBT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with QUBT, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of QUBT on such day.

In order to achieve a high degree of correlation with QUBT, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to QUBT may prevent the Fund from achieving a high degree of correlation with QUBT and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by QUBT’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when QUBT is volatile, particularly when QUBT is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with QUBT, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with QUBT. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to QUBT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of QUBT. Any of these factors could decrease correlation between the performance of the Fund and QUBT and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short QUBT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to QUBT that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short QUBT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of QUBT are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although QUBT’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in QUBT’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of QUBT’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of QUBT’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting QUBT’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in QUBT’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short QUBT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short QUBT Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. QUBT is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of QUBT in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of QUBT.

Tradr 2X Short QUBT Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to QUBT until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of QUBT.

Tradr 2X Short QUBT Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with QUBT.

Tradr 2X Short QUBT Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short QUBT Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short QUBT Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short QUBT Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to QUBT (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to QUBT). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short QUBT Daily ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk. The Fund is subject to the computer software industry risk due to its investment exposure to QUBT. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Tradr 2X Short QUBT Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to QUBT. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short QUBT Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short QUBT Daily ETF | Small-Cap company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to QUBT. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tradr 2X Short QUBT Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short QUBT Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short QUBT Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short QUBT Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short QUBT Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short QUBT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short QUBT Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short QUBT Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short QUBT Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short SMR Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short SMR Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short SMR Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short SMR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if SMR has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if SMR reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short SMR Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short SMR Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when SMR rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of SMR may result in the total loss or almost total loss of an investor’s investment, even if SMR subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short SMR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and SMR. Because the Fund includes an inverse multiplier of two times (-200%) SMR, a single day rise in SMR approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if SMR subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in SMR, even if SMR maintains a level below zero at all times.

Tradr 2X Short SMR Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short SMR Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of SMR for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as SMR volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) SMR volatility; (b) SMR performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — SMR volatility and SMR performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SMR volatility and SMR performance over a one-year period. Actual volatility, SMR and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of SMR and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of SMR. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year SMR	-200% One Year SMR	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of SMR’s volatility and SMR’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if SMR’s return were 20%, absent the effects of compounding. As the table shows, with SMR’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

SMR’s annualized historical volatility rate for the three-year period ended December 31, 2025 was 110.4%. SMR’s highest volatility rate for any one calendar year during the three-year period was 132.8%. SMR’s annualized total return performance for the three-year period ended December 31, 2025 was 11.5%. Historical SMR volatility and performance are not indications of what SMR volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of SMR may differ from the volatility of SMR.

Tradr 2X Short SMR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with SMR, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of SMR on such day.

In order to achieve a high degree of correlation with SMR, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to SMR may prevent the Fund from achieving a high degree of correlation with SMR and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by SMR’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when SMR is volatile, particularly when SMR is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with SMR, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with SMR. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to SMR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SMR. Any of these factors could decrease correlation between the performance of the Fund and SMR and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short SMR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to SMR that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short SMR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of SMR are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although SMR’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in SMR’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of SMR’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of SMR’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting SMR’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in SMR’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short SMR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short SMR Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
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Indirect Investment Risk. SMR is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of SMR in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of SMR.

Tradr 2X Short SMR Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to SMR until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of SMR.

Tradr 2X Short SMR Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with SMR.

Tradr 2X Short SMR Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short SMR Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short SMR Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short SMR Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to SMR (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to SMR). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short SMR Daily ETF | Electrical Equipment [Member]
Prospectus [Line Items]
Risk [Text Block]

Electrical Equipment & Parts Industry Risk. The Fund is subject to the electrical equipment industry risk due to its investment exposure to SMR. The electrical equipment and parts industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

Tradr 2X Short SMR Daily ETF | Energy Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Industry Risk. The Fund is subject to Energy Industry risk due to its investment exposure to SMR. Issuers in the Energy Industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Tradr 2X Short SMR Daily ETF | Nuclear Energy Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nuclear Energy Companies Risk. The Fund is subject to the nuclear energy companies risk due to its investment exposure to SMR. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Tradr 2X Short SMR Daily ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The Fund is subject to the industrial sector risk due to its investment exposure to SMR. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

Tradr 2X Short SMR Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United

States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short SMR Daily ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to SMR. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short SMR Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short SMR Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short SMR Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short SMR Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short SMR Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short SMR Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short SMR Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short SMR Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short SMR Daily ETF | Cybersecurity Risk [Member]
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Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short TEM Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short TEM Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short TEM Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short TEM Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.   Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if TEM has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if TEM reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short TEM Daily ETF | Short Sale Exposure Risk [Member]
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Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short TEM Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when TEM rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of TEM may result in the total loss or almost total loss of an investor’s investment, even if TEM subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short TEM Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and TEM. Because the Fund includes an inverse multiplier of two times (-200%) TEM, a single day rise in TEM approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if TEM subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in TEM, even if TEM maintains a level below zero at all times.

Tradr 2X Short TEM Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short TEM Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of TEM for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as TEM volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) TEM volatility; (b) TEM performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — TEM volatility and TEM performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of TEM volatility and TEM performance over a one-year period. Actual volatility, TEM and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of TEM and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of TEM. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year TEM	-200% One Year TEM	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of TEM’s volatility and TEM’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if TEM’s return were 20%, absent the effects of compounding. As the table shows, with TEM’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

TEM’s annualized historical volatility rate for the one-year period ended December 31, 2025 was 95.4%. TEM’s highest volatility rate for the period was 95.4%. TEM’s annualized total return performance for the one-year period ended December 31, 2025 was 73.0%. Historical TEM volatility and performance are not indications of what TEM volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of TEM may differ from the volatility of TEM.

Tradr 2X Short TEM Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with TEM, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of TEM on such day.

In order to achieve a high degree of correlation with TEM, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to TEM may prevent the Fund from achieving a high degree of correlation with TEM and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by TEM’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when TEM is volatile, particularly when TEM is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with TEM, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with TEM. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to TEM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TEM. Any of these factors could decrease correlation between the performance of the Fund and TEM and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short TEM Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to TEM that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short TEM Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of TEM are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although TEM’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in TEM’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of TEM’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of TEM’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting TEM’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in TEM’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short TEM Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short TEM Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. TEM is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of TEM in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of TEM.

Tradr 2X Short TEM Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to TEM until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of TEM.

Tradr 2X Short TEM Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with TEM.

Tradr 2X Short TEM Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short TEM Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short TEM Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short TEM Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to TEM (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to TEM). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short TEM Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to TEM. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short TEM Daily ETF | Computer Programming Industry Risk [Member]
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Computer Programming Industry Risk. The Fund is subject to Computer Programming Industry risk due to its investment exposure to TEM. Such companies provide social networking, file sharing, and other web-based media applications. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Additionally, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Furthermore, the business models employed by the companies in the computer programming industries may not prove to be successful.

Tradr 2X Short TEM Daily ETF | Health Care Companies Risk [Member]
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Health Care Companies Risk. The Fund is subject to the risks associated with health care companies due to its investment exposure to TEM. Health care companies may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers.

Tradr 2X Short TEM Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short TEM Daily ETF | Mid-Cap Company Risk [Member]
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Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to TEM. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short TEM Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short TEM Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short TEM Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short TEM Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short TEM Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short TEM Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments

(including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short TEM Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short TEM Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short TEM Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short UPST Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short UPST Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short UPST Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short UPST Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if UPST has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if UPST reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short UPST Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short UPST Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when UPST rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of UPST may result in the total loss or almost total loss of an investor’s investment, even if UPST subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short UPST Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and UPST. Because the Fund includes an inverse multiplier of two times (-200%) UPST, a single day rise in UPST approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if UPST subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in UPST, even if UPST maintains a level below zero at all times.

Tradr 2X Short UPST Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short UPST Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of UPST for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as UPST volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) UPST volatility; (b) UPST performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — UPST volatility and UPST performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of UPST volatility and UPST performance over a one-year period. Actual volatility, UPST and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of UPST and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of UPST. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year UPST	-200% One Year UPST	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of UPST’s volatility and UPST’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if UPST’s return were 20%, absent the effects of compounding. As the table shows, with UPST’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

UPST’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 99.9%. UPST’s highest volatility rate for any one calendar year during the five-year period was 142.5%. UPST’s annualized total return performance for the five-year period ended December 31, 2025 was 50.4%. Historical UPST volatility and performance are not indications of what UPST volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of UPST may differ from the volatility of UPST.

Tradr 2X Short UPST Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with UPST, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of UPST on such day.

In order to achieve a high degree of correlation with UPST, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to UPST may prevent the Fund from achieving a high degree of correlation with UPST and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by UPST’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when UPST is volatile, particularly when UPST is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with UPST, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with UPST. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to UPST. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of UPST. Any of these factors could decrease correlation between the performance of the Fund and UPST and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short UPST Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to UPST that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short UPST Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of UPST are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although UPST’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in UPST’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of UPST’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of UPST’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting UPST’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in UPST’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short UPST Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short UPST Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. UPST is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of UPST in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of UPST.

Tradr 2X Short UPST Daily ETF | Intraday Price Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to UPST until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of UPST.

Tradr 2X Short UPST Daily ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with UPST.

Tradr 2X Short UPST Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short UPST Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short UPST Daily ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short UPST Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in the industry assigned to UPST (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to UPST). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short UPST Daily ETF | Finance Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Finance Services Industry Risk. The Fund is subject to Finance Services Industry risk due to its investment exposure to UPST. Finance services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short UPST Daily ETF | Consumer Credit Risk [Member]
Prospectus [Line Items]
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Consumer Credit Risk. The Fund is subject to risks associated with consumer credit due to its exposure to UPST. Consumer credit risk refers to the risk of loss of loans arising from individual borrower default due to an inability or unwillingness of the individual borrower to meet their financial obligations. Many consumers that come to UPST’s marketplace have poor, limited or no credit history. Such consumers have historically been, and may in the future be, disproportionately affected by adverse macroeconomic conditions. Inflation, higher interest rates, recession or fear of recession, availability of government assistance programs, unemployment, bankruptcy, government interventions, such as stimulus measures, major medical expenses, divorce or death may affect borrowers’ ability or willingness to borrow or make payments on loans. During an economic down cycle, there is a greater risk that individual borrowers will not make payments on loans. Also, borrowers may not prioritize repayment of unsecured personal loans over loans that are secured by necessities, for example, mortgages, home equity loans or auto loans. Higher interest rates often lead to higher payment obligations, which may reduce the ability of individual borrowers to remain current on their obligations.

Tradr 2X Short UPST Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to UPST. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short UPST Daily ETF | Artificial Intelligence Technology Risk [Member]
Prospectus [Line Items]
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Artificial Intelligence Technology Risk. The Fund is subject to the artificial intelligence technology risk due to its investment exposure to UPST. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors.

Tradr 2X Short UPST Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short UPST Daily ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap Company Risk. The Fund is subject to the mid-cap company risk due to its investment exposure to UPST. Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short UPST Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short UPST Daily ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short UPST Daily ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short UPST Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short UPST Daily ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short UPST Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short UPST Daily ETF | Security Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short UPST Daily ETF | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short UPST Daily ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short W Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short W Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short W Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short W Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if W has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if W reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short W Daily ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short W Daily ETF | Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when W rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of W may result in the total loss or almost total loss of an investor’s investment, even if W subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short W Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and W. Because the Fund includes an inverse multiplier of two times (-200%) W, a single day rise in W approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if W subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in W, even if W maintains a level below zero at all times.

Tradr 2X Short W Daily ETF | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short W Daily ETF | Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of W for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as W volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) W volatility; (b) W performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — W volatility and W performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of W volatility and W performance over a one-year period. Actual volatility, W and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of W and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of W. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year W	-200% One Year W	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of W’s volatility and W’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if W’s return were 20%, absent the effects of compounding. As the table shows, with W’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

W’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 75.7%. W’s highest volatility rate for any one calendar year during the five-year period was 106.7%. W’s annualized total return performance for the five-year period ended December 31, 2025 was 45.0%. Historical W volatility and performance are not indications of what W volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of W may differ from the volatility of W.

Tradr 2X Short W Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with W, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of W on such day.

In order to achieve a high degree of correlation with W, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to W may prevent the Fund from achieving a high degree of correlation with W and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the

Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by W’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when W is volatile, particularly when W is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with W, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with W. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to W. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of W. Any of these factors could decrease correlation between the performance of the Fund and W and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short W Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to W that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short W Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Shares of W are listed on the NYSE and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although W’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in W’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of W’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of W’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting W’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in W’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short W Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short W Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. W is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of W in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of W.

Tradr 2X Short W Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to W until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of W.

Tradr 2X Short W Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with W.

Tradr 2X Short W Daily ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short W Daily ETF | Market Risk [Member]
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Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short W Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short W Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to W (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to W). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short W Daily ETF | Retail-Catalog and Mail-Order Houses Industry Risk [Member]
Prospectus [Line Items]
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Retail-Catalog and Mail-Order Houses Industry Risk. The Fund is subject to Retail-Catalog and Mail-Order Houses Industry risk due to its investment exposure to W. Retail-catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Tradr 2X Short W Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The Fund is subject to the consumer discretionary sector risk due to its investment exposure to W. The Fund may invest in companies in the consumer discretionary sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tradr 2X Short W Daily ETF | Collateral Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short W Daily ETF | Large Capitalization Company Risk [Member]
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Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tradr 2X Short W Daily ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short W Daily ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short W Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short W Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short W Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short W Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short W Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short W Daily ETF | Recent Market Events [Member]
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Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short W Daily ETF | Cybersecurity Risk [Member]
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Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Tradr 2X Short WULF Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Tradr 2X Short WULF Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.
Tradr 2X Short WULF Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Tradr 2X Short WULF Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund’s use of derivatives may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

•     Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap itself. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if WULF has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if WULF reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

•     Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Tradr 2X Short WULF Daily ETF | Short Sale Exposure Risk [Member]
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Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Tradr 2X Short WULF Daily ETF | Inverse Correlation Risk [Member]
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Risk [Text Block]

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when WULF rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of WULF may result in the total loss or almost total loss of an investor’s investment, even if WULF subsequently moves lower. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Tradr 2X Short WULF Daily ETF | Leverage Risk [Member]
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Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and WULF. Because the Fund includes an inverse multiplier of two times (-200%) WULF, a single day rise in WULF approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if WULF subsequently declines or moves in an opposite direction, eliminating all or a portion of the earlier increase. This would be the case with any such single day movements in WULF, even if WULF maintains a level below zero at all times.

Tradr 2X Short WULF Daily ETF | Volatility Risk [Member]
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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Tradr 2X Short WULF Daily ETF | Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer or shorter than a single trading day will very likely differ in amount, and possibly even direction, from -200% of the daily return of WULF for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as WULF volatility and holding periods increase. Fund performance for a period longer than a single trading day can be estimated given any set of assumptions for the following factors: (a) WULF volatility; (b) WULF performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — WULF volatility and WULF performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of WULF volatility and WULF performance over a one-year period. Actual volatility, WULF and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red represent those scenarios where the Fund can be expected to return less than -200% of the performance of WULF and those shaded green represent those scenarios where the Fund can be expected to return more than -200% of the performance of WULF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year WULF	-200% One Year WULF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of WULF’s volatility and WULF’s performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if WULF’s return were 20%, absent the effects of compounding. As the table shows, with WULF’s volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

WULF’s annualized historical volatility rate for the four-year period ended December 31, 2025 was 129.4%. WULF’s highest volatility rate for any one calendar year during the four-year period was 151.7%. WULF’s annualized total return performance for the four-year period ended December 31, 2025 was -5.6%. Historical WULF volatility and performance are not indications of what WULF volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of WULF may differ from the volatility of WULF.

Tradr 2X Short WULF Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with WULF, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of WULF on such day.

In order to achieve a high degree of correlation with WULF, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to WULF may prevent the Fund from achieving a high degree of correlation with WULF and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by WULF’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when WULF is volatile, particularly when WULF is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with WULF, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with WULF. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to WULF. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of WULF. Any of these factors could decrease correlation between the performance of the Fund and WULF and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Tradr 2X Short WULF Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to WULF that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Tradr 2X Short WULF Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Shares of WULF are listed on the Nasdaq and Shares of the Fund are listed on the Exchange. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although WULF’s and the Fund’s Shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in WULF’s and/or the Fund’s Shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of WULF’s and/or the Fund’s Shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of WULF’s shares are expected to result in a halt in the trading in the Fund’s Shares. However, not all non-regulatory trading halts affecting WULF’s shares will result in a trading halt of the Fund’s Shares. To the extent trading in WULF’s shares is halted while the Fund’s Shares continue to trade, the Fund may not perform as intended.

Tradr 2X Short WULF Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Tradr 2X Short WULF Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. WULF is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of shares. The Advisor’s due diligence inquiry is limited to publicly available information of WULF in connection with this offering. Investors in the shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of WULF.

Tradr 2X Short WULF Daily ETF | Intraday Price Performance Risk [Member]
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Intraday Price Performance Risk. The intraday performance of Shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Shares relative to WULF until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of WULF.

Tradr 2X Short WULF Daily ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with WULF.

Tradr 2X Short WULF Daily ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tradr 2X Short WULF Daily ETF | Market Risk [Member]
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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Tradr 2X Short WULF Daily ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tradr 2X Short WULF Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry assigned to WULF (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to WULF). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Tradr 2X Short WULF Daily ETF | Finance Services Industry Risk [Member]
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Finance Services Industry Risk. The Fund is subject to Finance Services Industry risk due to its investment exposure to WULF. Companies in the Finance Services Industry are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain companies in the financial services industry to incur large losses. Securities of companies in the financial services industry may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Tradr 2X Short WULF Daily ETF | Bitcoin Miner Risk [Member]
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Bitcoin Miner Risk. The Fund is subject to the bitcoin miner risk due to its investment exposure to WULF. WULF faces unique risks in connection with its bitcoin mining activities. The technology and hardware used in bitcoin mining is subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Bitcoin miners are subject to malfunctions and normal wear and tear, and, at any point in time, a certain number of bitcoin miners are typically offline for maintenance or repair. Additionally, as technology evolves, there may be a need to acquire newer models of miners to remain competitive in the market. Many engaged in mining rely on third parties, principally located in China, to supply bitcoin miners and shortages of bitcoin miners or their component parts, material increases in bitcoin miner costs, or delays in delivery of orders, including due to trade restrictions and supply chain disruptions, could significantly interrupt plans for expanding bitcoin mining capacity in the near term and future. Shortages of bitcoin mining computers could result in reduced bitcoin mining capacity and increased operating costs, which could materially delay the completion of any planned bitcoin mining capacity expansion and result in a competitive disadvantage. Bitcoin mining activities are inherently energy intensive and electricity costs account for a significant portion of the overall mining costs. The availability and cost of electricity will restrict the geographic locations of mining activities.

Tradr 2X Short WULF Daily ETF | Digital Assets Risk [Member]
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Digital Assets Risk. The Fund is subject to the digital assets risk due to its investment exposure to WULF. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the Shares. Bitcoins are bearer instruments and the loss or destruction of a private key required to access a Bitcoin may be irreversible. If a private key is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the Bitcoin corresponding to that private key and the private key will not be capable of being restored by the digital asset network. Digital asset networks and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, Bitcoin may not function as intended and parties may be unwilling to use Bitcoin, which would dampen the growth, if any, of digital asset networks. Governance of many digital asset networks, such as the Bitcoin Network, are by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Bitcoin Network, which may stymie the Bitcoin Network’s utility and ability to grow and face challenges.

There is a lack of consensus regarding the regulation of Bitcoin and its market. As a result of the growth in the size of the Bitcoin market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of Bitcoin Networks, Bitcoin users and the Bitcoin markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by Bitcoin to investors. Ongoing and future regulatory actions with respect to Bitcoin may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin.

Tradr 2X Short WULF Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The Fund is subject to the information technology sector risk due to its investment exposure to WULF. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tradr 2X Short WULF Daily ETF | Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. Short-term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

The Fund’s Collateral Investments are subject to the following risks:

•     Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

•     Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

•     Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

•     Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Tradr 2X Short WULF Daily ETF | Small-Cap company risk [Member]
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Small-Cap Company Risk. The Fund is subject to the small-cap company risk due to its investment exposure to WULF. Investing in small-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Tradr 2X Short WULF Daily ETF | ETF Structure Risks [Member]
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ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•     Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation or redemption orders, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

•     Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•     Fluctuation of NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of Shares will approximate the Fund’s NAV, there may be times when the market prices of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes from the last quote from the closed market and the value of such security during the ETF’s domestic trading day, which could lead to differences between the market price of the ETF’s shares and their underlying NAV.

•     Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

•     Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only APs may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

•     Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tradr 2X Short WULF Daily ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Advisor makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tradr 2X Short WULF Daily ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Tradr 2X Short WULF Daily ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tradr 2X Short WULF Daily ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swap agreements. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tradr 2X Short WULF Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps and options) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tradr 2X Short WULF Daily ETF | Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund, or to which the Fund is exposed through financial instruments, to be more volatile than the market generally. The prices of, and income generated by, these securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Tradr 2X Short WULF Daily ETF | Recent Market Events [Member]
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Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the

COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including actual or potential imposition of tariffs, which may have consequences on the United States’ relations with foreign countries, the economy, and markets generally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Tradr 2X Short WULF Daily ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.